[Ameritas Logo]
Ameritas Life Insurance Corp.
--------------------------------------------------------------------------------
5900 "O" Street / Lincoln, NE  68510

February 27, 2013

                                                Via EDGAR and Overnight Delivery


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Depositor" or "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No.
          811-07661) ("Registrant" or "Separate Account")

        Ameritas No-Load Variable Annuity Policy Form 6150 (1933 Act No.
          333-182091)
        Post-Effective Amendment No. 1 on Form N-4 Pursuant to Rule 485(a)

Dear Ms. Roberts:

We are submitting this Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA ("Registrant" and "Separate Account").

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i) Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as the initial Form N-4 filing for Registration Statement No. 333-182091, which we submitted via EDGAR on June 13, 2012. Commission staff provided their comments on the initial filing in a letter dated July 20, 2012.

(ii) We filed Correspondence with our responses to staff comments on the initial Registration Statement on August 2 and August 23, 2012. The Correspondence filings made in response to staff comments and the Form N-4 Pre-Effective Amendment for Registration No. 333-182091, filed on August 27, 2012 (the same date Commission staff dated the Notice of Effectiveness for this registration), were submitted via EDGAR and also serve as precedent for this request. In addition, Post-Effective Amendment No. 1 to Registration No. 333-182090, filed December 31, 2012, also serves as precedent for this Amendment.

(iii) Material changes in this Amendment are to add Non-Program GLWB Models, which will be required for Policies sold with Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") riders on and after May 1, 2013. These changes are consistent with other provisions of this Registration No. 333-182091, the December 31, 2012 Amendment No. 1 to Registration No. 333-182090, and our responses to staff comments received February 13, 2013, on Amendment No. 1 to Registration No. 333-182090.

(iv) Changes from the Pre-Effective Amendment for this Registration No. 333-182091, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.

(v) The prospectus INVESTMENT OPTIONS and POLICY DISTRIBUTIONS sections and the SAI Asset Allocations section are revised for the material changes, as follows:
     1.   Page 18. Inserted a Possible Allocations Chart section.
     2.   Pages 18-21. Revised the Asset Allocation Program section.
     3.   Pages 21-22. Added a new section for Non-Program GLWB Models.

     4. Pages 31-32. Added disclosure relating to the Non-Program GLWB Models to the GLWB2 Rider section, Asset Allocation, and made other revisions consistent with SEC comments on Amendment No. 1 to Registration No. 333-182090.
     5.   SAI Page 6. Added a paragraph for Non-Program Models.

Other revisions made to the prospectus and SAI since the last amendment include:

1. Page 1 and Last Page of prospectus; SAI Page 1. Updated the effective date to May 1, 2013.

2. Pages 1, 5, 6-8, 8-9, and 11-13. Updated some fund and portfolio names and added new portfolios. However, further changes to charts on these pages for names of funds, portfolios, advisers, portfolio expenses as of December 31, 2012, portfolio objectives as of May 1, 2013, and the Examples of Expenses chart will be based on information provided by the fund companies and made in a subsequent amendment.

3. Page 1. Revised footnotes to the portfolio chart, to reference specific other sections.

4. Pages 1, Last Page, and SAI Page 4. Deleted specific steps on how to locate the prospectus from Page 1, since former instructions no longer match the SEC web page. Detailed instructions to locate the prospectus through the SEC website are updated on the Last Page and SAI Page 4.

5. Pages 1, 3, and SAI Page 1. Added the term "Company" to the short cites and definition for Ameritas Life Insurance Corp., and re-ordered definitions based on this change. Also added a sentence describing use of lower case pronouns used in certain definitions on Page 3.

6. Page 2 and SAI Page 1. Added disclosure about registered service marks used in the prospectus and SAI.

7. Page 2. Updated the table of contents. These changes include adding names of new sections described in Item (v), above, and repagination. Page number revisions are not in redline.

8. Page 3. Revised the definition of the term "Policy Date" to include a reference to the fact that the application must be received "in good order," consistent with staff comments on Registration No. 333-182090, received February 13, 2013.

9. Page 4. Added a statement that prior approval is required if an owner or annuitant has more than $1 million total premium of annuities with the Depositor. This requirement is a term of the Policy.

10.  Page 9 and Appendix A. The Financial Information section, Accumulation
     Unit Values subsection, is revised to reference Accumulation Unit value history for variable investment options in APPENDIX A. We also added Appendix A to this filing, and the chart is prepared with December 31, 2012 accumulation units and values.

11. Page 10. Modified the description of how GLWB2 rider charges are deducted, including for the possibility of deduction from a model consisting of a single investment option (such as Non-Program GLWB Models), consistent with our responses to staff comments received February 13, 2013, for Amendment No. 1 to Registration No. 333-182090.

12. Page 11. Added a sentence to list other terms that may be used to describe the underlying investments. This change is consistent with Post-Effective Amendment No. 1 to Registration No. 333-182090, filed December 31, 2012.

13. Pages 13, 18-21, and SAI Pages 2, 4-6. Updated the name of our affiliate, Summit Investment Advisors, which is planned to be renamed "Ameritas Investment Partners, Inc." on or about April 30, 2013.

14. Page 13. Used shorter sentences for better clarity. Also revised a footnote reference to Appendix A to clarify that that Appendix also provides current and historical fund names.

15. Page 19. Revised disclosure to state that model performance is updated monthly.

16. Pages 36-37 and Appendix B. The Federal Income Tax Matters section and Appendix B on Tax-Qualified Plan Disclosures were reviewed by our tax attorney, and Appendix B was updated, accordingly.

17.  Page 36. Corrected the reference to another section title.

18. Page 38. The About Our Company section is updated for current business activity.

19.  Last Page. Updated the copyright date for the prospectus.

20. SAI Pages 1 and 2. Deleted reference to the prior name of the ultimate holding company.

21. SAI Pages 1 and 6. Revised dates and text in the Services and Financial Statements sections, since financial statements are not currently available and will be submitted in a later amendment.

22. SAI Page 2. Updated Services and Underwriting sections for amounts paid the past three years. Prepared information about payments for services for the Asset Allocation Program using a chart format, since there have been three years of payments for that service.

23. Minor revisions to clarify text and correct punctuation, capitalization, and plurals were made on prospectus Pages 1, 3, 4, 11, 16, 19, 25, 30, 33, 34, 36, 38 and SAI Pages 1, 2, 4, and 6.

We acknowledge that: the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure